Property, Plant, and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment

6. Property, Plant, and Equipment

Property, plant, and equipment consisted of the following:

	September 30, 2018	December 31, 2017
Land	$7.5	$7.5
Software	218.5	197.4
Machinery and equipment	118.8	120.3
Buildings and improvements	39.8	36.3

Total property, plant, and equipment	384.6	361.5
Accumulated depreciation	(284.0)	(259.5)

Property, plant, and equipment, net	$100.6	$102.0

Depreciation expense of property, plant, and equipment totaled $28.4 and $25.8 for the nine months ended September 30, 2018, and 2017, respectively.

8. Property, Plant, and Equipment

Property, plant, and equipment consist of the following:

	December 31,
	2017	2016
Land	$7.5	$7.5
Software	197.4	162.1
Machinery and equipment	120.3	102.4
Buildings and improvements	36.3	36.0

Total property, plant and equipment	361.5	308.0
Accumulated depreciation	(259.5)	(223.5)

Property, plant and equipment, net	$102.0	$84.5

Depreciation expense of property, plant, and equipment totaled $35.3, $34.8, and $33.5 for the years ended December 31, 2017, 2016, and 2015, respectively.